SHARE BASED PAYMENTS - Deferred Cash Awards (Details) - Deferred Cash Awards - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred cash awards, Beginning balance	$ 2,048,198
Granted	1,998,675	$ 2,079,879
Forfeited	(1,744,228)	(31,681)
Deferred cash awards, Ending balance	$ 2,302,645	$ 2,048,198